Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax assets not brought to account	$ 59,065	$ 58,157